Retirement Plans and Other Retiree Benefits - Prior Service Credits and Actuarial Losses Reclassified from Accumulated Other Comprehensive Loss to Net Periodic Pension Benefit Costs, Net of Tax (Detail) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of prior service credits reclassified from other comprehensive loss to net periodic pension benefit costs	$ (839)	$ 21	$ (5)
Actuarial (gain) loss, net of tax	4,064	2,074	2,223
Realized (gain) loss on investments	0	(235)	(192)
Other Nonoperating Income (Expense) [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of prior service credits reclassified from other comprehensive loss to net periodic pension benefit costs	(839)	21	(5)
Actuarial (gain) loss, net of tax	4,064	2,074	2,223
Realized (gain) loss on investments	$ (351)	$ (235)	$ (192)